Earnings per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations

The following is a reconciliation of the numerator and denominator used in the basic and diluted EPS computations.

For the year ended December 31, 2014	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	$131,247
Less:
Preferred share dividends:
Series A	(3,395)
Series C	(33,623)
Series D	(10,036)
Series E	(9,776)

Basic EPS:
Earnings attributable to common shareholders	$74,417	93,402,000	$0.80
Effect of dilutive securities:
Share-based compensation	—	131,000
Contingent consideration	—	117,000

Diluted EPS(1):
Earnings attributable to common shareholders	$74,417	93,650,000	$0.79

For the year ended December 31, 2013	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	$299,028
Less:
Preferred share dividends:
Series A	(38,390)
Series C	(34,035)
Series D	(6,744)
Series C preferred share repurchases	(660)

Basic EPS:
Earnings attributable to common shareholders	$219,199	65,273,000	$3.36
Effect of dilutive securities:
Share-based compensation	—	306,000
Contingent consideration	—	567,000
Shares held in escrow	—	47,000
Convertible Series A preferred shares	38,390	21,641,000

Diluted EPS:
Earnings attributable to common shareholders plus assumed conversion	$257,589	87,834,000	$2.93

For the year ended December 31, 2012	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings	$121,305
Less:
Preferred share dividends:
Series A	(34,195)
Series C	(34,112)
Series D	(309)

Basic EPS:
Earnings attributable to common shareholders	$52,689	62,923,240	$0.84
Effect of dilutive securities:
Share-based compensation	—	238,000
Contingent consideration	—	1,236,000
Shares held in escrow	—	545,000

Diluted EPS(1):
Earnings attributable to common shareholders plus assumed conversion	$52,689	64,942,240	$0.81

(1)	The convertible Series A preferred shares are not included in the computation of diluted EPS because their effects are anti-dilutive for the period the shares were outstanding.